Equity-Accounted Investees	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Equity-Accounted Investees
12.	EQUITY-ACCOUNTED INVESTEES
Joint venture
Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”)
is a joint venture incorporated on
15 June 2019
over which the Group has joint control and a
50
% interest. This company is not quoted on the stock exchange.
Wallbox

Fawsn is structured as a separate vehicle and the Group has a residual interest in its net assets. Consequently, the Group has classified its investment in Wallbox Fawsn as a joint venture, pursuant to the agreement for the incorporation of Wallbox Fawsn.
The

principal activity of the joint venture in
China
is the
manufacture and sale of charging solutions with a clear focus on the automotive sector.
The joint venture has orders signed for production volumes.

The table below provides a summary of the financial information of Wallbox Fawsn, as included in its financial statements. The table also reconciles the summarized financial information with the carrying amount of the Group’s investment in Wallbox Fawsn (it also includes movement in the value of these investments using the equity method during 2021 and 2020):
The summarized statement of financial position of Wallbox Fawsn is as follows:

	Wallbox Fawsn
(In Euros)	31 Dec 2021	31 Dec 2020

Property, plant and equipment	187,183	191,989
Non-current financial assets	143,570	—

Non-Current Assets	330,753	191,989
Inventories	674,250	227,086
Trade and other financial receivables	534,206	23,782
Advance payments	2,139	28,680
Cash and cash equivalents	198,421	160,238

Current Assets	1,409,016	439,786

Total Assets	1,739,769	631,775

Loans and borrowings	2,501,842	467,435

Non-Current Liabilities	2,501,842	467,435
Trade and other financial payables	1,020,729	27,796
Loans and borrowings	—	467,414

Current Liabilities	1,020,729	495,210

Total Liabilities	3,522,571	962,645

Foreign currency translation reserve	147,632	1,648

Net Assets (Liabilities)	(1,635,170)	(329,222)

Group’s share in equity - 50% (2020; 50%)	—	—
Goodwill	—	—

Group’s carrying amount of the investment	—	—

As

of 31 December 2021, there is
 no pending commitment (Euros 159,093 at 31 December 2020).

The summarized statement of profit and loss of Wallbox Fawsn at 31 December 2021, 2020 and 2019 is as follows:

	Wallbox Fawsn
(In Euros)	2021	2020	2019
Revenue	1,851,953	352,761	114
Changes in inventories and raw materials and consumables used	(1,641,911)	(539,958)	(435,565)
Other operating expenses	(1,448,433)	(648,804)	(339,239)
Amortization and depreciation	(8,435)	(3,527)	(1,534)

Operating Loss	(1,246,826)	(839,528)	(776,224)
Finance (costs)/income	(59,122)	(4,776)	1,423

Loss before Tax	(1,305,948)	(844,304)	(774,801)
Income tax expense	—	(127)	(328)

Loss for the Year	(1,305,948)	(844,431)	(775,129)

Group’s share of loss for the year - 50% (2020 and 2019; 50%)	(652,974)	(422,216)	(387,565)

Details and movement of equity-accounted investees are as follows:

(In Euros)	Group’s share of loss for the year	Equity- Accounted Investees	Unrecognized share of losses

At 15 June 2019	—	641,051	—

Loss for the Year 2019	(387,565)	(387,565)	—

At 31 December 2019		253,486	—

Loss for the Year 2020	(422,216)	(253,486)	(168,730)

At 31 December 2020		—	(168,730)

Loss for the Year 2021	(652,974)	—	(652,974)

At 31 December 2021		—	(821,704)

The Group’s share of the joint venture loss for the year ended 31 December 2021 was Euros 652,974 (Euros 422,216 and Euros 387,565 at 31 December 2020 and 2019, respectively), out of which no amount has been recognized during 2021 (Euros 253,486 and 387,565 at 31 December 2020 and 2019, respectively). In 2020 the Group ceased to recognize its share of losses when applying the equity method. The cumulative
unrecognized share of losses of the joint venture
,
is Euros 821,704.
There

will be no significant restrictions on the ability of the joint venture to transfer funds to the Wallbox Group in the form of cash dividends, or to repay loans or advances made by the Wallbox
Group.